                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   FORM 13F

Report for the Quarter Ended December 31, 2007

Check here if Amendment:   [X] Amendment No. 1

This Amendment             [X] is a restatement
                           [ ] Adds new holdings entries

Name of Institutional Investment Manager Filing this Report:

         Pacific Investment Management Company LLC

Address:

         840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

         Form 13-F File No. 28-10952

   The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 17th day of April, 2008.


                                        Pacific Investment Management
                                                 Company LLC
------------------------------------  -----------------------------------
Person Signing this Report on         (Name of Institutional Investment
Behalf of Reporting Manager:                       Manager)

Name:  Kellie E. Davidson
Title: Assistant Secretary of Managing Member
Phone: (949) 219-2200


                                            /s/ KELLIE E. DAVIDSON
                                      -----------------------------------
                                          (Signature of Person Duly
                                      Authorized to Submit This Report)

This Amendment No. 1 to Form 13F is filed to correct inadvertent errors in the Form 13F filed on February 14, 2008.

Report Type:

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

List of Other Managers Reporting for this Manager

13F File No.: Name:
------------- -------------------------------------------------
   28-2701    Allianz Global Investors of America L.P.

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